UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.27%
Broadcasting (except Internet) - 3.78%
The Walt Disney Co.	7,000	$728,560
Building Material and Garden Equipment and Supplies Dealers - 1.19%
Home Depot, Inc.	2,000	229,500
Chemical Manufacturing - 15.90%
AbbVie, Inc.	4,000	242,000
Celgene Corp. (a)	2,500	303,825
E.I. du Pont de Nemours & Co.	5,000	389,250
Ecolab, Inc.	4,000	462,160
Gilead Sciences, Inc. (a)	4,000	414,120
Johnson & Johnson	3,000	307,530
Mead Johnson Nutrition Co.	5,700	597,132
Merck & Co., Inc.	6,000	351,240
		3,067,257
Clothing and Clothing Accessories Stores - 3.40%
The TJX Cos., Inc.	7,000	480,480
Tiffany & Co.	2,000	176,440
		656,920
Computer and Electronic Product Manufacturing - 6.10%
Apple, Inc.	6,000	770,760
EMC Corp.	6,000	173,640
Intel Corp.	7,000	232,750
		1,177,150
Credit Intermediation and Related Activities - 5.90%
American Express Co.	3,000	244,770
JPMorgan Chase & Co.	3,500	214,480
Visa, Inc.	2,500	678,275
		1,137,525
Data Processing, Hosting and Related Services - 2.76%
Automatic Data Processing, Inc.	6,000	533,040
Food Manufacturing - 1.62%
Hain Celestial Group, Inc. (a)	5,000	312,650
Food Services and Drinking Places - 3.15%
Dunkin' Brands Group, Inc.	7,000	328,020
Starbucks Corp.	3,000	280,455
		608,475
Furniture and Related Product Manufacturing - 1.05%
Johnson Controls, Inc.	4,000	203,240
General Merchandise Stores - 2.28%
Costco Wholesale Corp.	3,000	440,880
Health and Personal Care Stores - 1.62%
CVS Health Corp.	3,000	311,610
Insurance Carriers and Related Activities - 5.29%
Berkshire Hathaway, Inc. (a)	4,000	589,640
Verisk Analytics, Inc. (a)	6,000	430,860
		1,020,500
Leather and Allied Product Manufacturing - 3.27%
NIKE, Inc.	6,500	631,280
Machinery Manufacturing - 1.08%
General Electric Co.	8,000	207,920
Merchant Wholesalers, Nondurable Goods - 1.86%
AmerisourceBergen Corp.	3,500	359,660
Miscellaneous Manufacturing - 5.02%
3M Co.	3,500	590,275
Stryker Corp.	4,000	379,000
		969,275
Motion Picture and Sound Recording Industries - 3.39%
Time Warner, Inc.	8,000	654,880
Oil and Gas Extraction - 2.21%
Anadarko Petroleum Corp.	2,500	210,575
Devon Energy Corp.	3,500	215,565
		426,140
Other Information Services - 5.95%
Facebook, Inc. (a)	6,000	473,820
Google, Inc. - Class A (a)	600	337,578
Google, Inc. - Class C (a)	600	335,040
		1,146,438

Professional, Scientific, and Technical Services - 5.63%
Accenture PLC (b)	3,000	270,090
Cognizant Technology Solutions Corp. (a)	8,000	499,880
Nielsen NV (b)	7,000	316,470
		1,086,440
Publishing Industries (except Internet) - 2.27%
Microsoft Corp.	10,000	438,500
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.57%
Alibaba Group Holding Ltd. - ADR (b)	3,000	255,360
BlackRock, Inc.	1,200	445,704
Blackstone Group LP	10,000	374,600
		1,075,664
Social Assistance - 1.58%
Bright Horizons Family Solutions, Inc. (a)	6,000	304,200
Support Activities for Mining - 2.40%
Schlumberger Ltd. (b)	5,500	462,880
TOTAL COMMON STOCKS Cost ($11,422,622)		18,190,584

SHORT-TERM INVESTMENTS - 5.78%
Money Market Funds - 5.78%
First American Government Obligations Fund - Class Z, 0.010 (c)	214,914	214,914
Fidelity Institutional Government Portfolio - Class I, 0.010 (c)	900,000	900,000
TOTAL SHORT-TERM INVESTMENTS Cost ($1,114,914)		1,114,914

Total Investments (Cost $12,537,536) - 100.05%		19,305,498
Liabilities in Excess of Other Assets - (0.05)%		(10,014)
TOTAL NET ASSETS - 100.00%		$19,295,484

(a) Non-income producing security.
(b) Foreign-issued security.
(c) Variable rate security; the rate shown represents the rate at February 28, 2015.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$12,537,536
Gross unrealized appreciation	6,888,203
Gross unrealized depreciation	(120,241)
Net unrealized appreciation	$6,767,962

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$18,190,584	$-	$-	$18,190,584
Short-Term Investments	1,114,914	-	-	1,114,914
Total Investments in Securities	$19,305,498	$-	$-	$19,305,498

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2015.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)           /s/ John Buckel
                                                              John Buckel, President

Date     April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John Buckel
                                                           John Buckel, President
Date     April 17, 2015

By (Signature and Title)*     /s/ Jennifer Lima
                                                          Jennifer Lima, Treasurer

Date     April 17, 2015

* Print the name and title of each signing officer under his or her signature.